Supplement dated July 27, 2011
to the
Prospectus dated December 29, 2010
for Geneva Advisors All Cap Growth Fund and
Geneva Advisors Equity Income Fund
(each a “Fund” and collectively the “Funds”)
each a series of Trust for Professional Managers (the “Trust”)

On July 21, 2011, the Board of Trustees (the “Board”) of the Trust approved an amendment to the Investment Advisory Agreement between the Trust, on behalf of the Funds, and Geneva Investment Management of Chicago, LLC (the “Adviser”), as investment adviser of the Funds, pursuant to which the Adviser has agreed to reduce each Fund’s management fee from 1.25% to 1.10% effective August 1, 2011.  In addition, the Board approved a 0.10% shareholder servicing fee for Class R shares of each Fund effective August 1, 2011.  The Board also approved an amendment to the operating expense limitation agreement between the Trust, on behalf of the Funds, and the Adviser, pursuant to which the Adviser has agreed to reduce each Fund’s operating expense limit from 1.25% to 1.10%, and from 1.50% to 1.45%, for Class I shares and Class R shares, respectively, effective August 1, 2011.

The following disclosures are hereby revised to reflect the changes to the fees and expenses of the Funds:

Page 1 – “Summary Section – Geneva Advisors All Cap Growth Fund - Fees and Expenses of the Fund”

Fees and Expenses of the Fund.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class R Shares	Class I Shares
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (1)	1.10%	1.10%
Distribution and/or Service (12b-1) Fees	0.35%	None
Other Expenses	0.72%	0.72%
Acquired Fund Fees and Expenses (2)	0.01%	0.01%
Total Annual Fund Operating Expenses	2.18%	1.83%
Fee Waiver/Expense Reimbursement	(0.72)%	(0.72)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (3)	1.46%	1.11%

(1)
If a separately managed account client of the Fund’s investment adviser, Geneva Investment Management of Chicago, LLC (the “Adviser”) invests in the Fund, the Adviser may be compensated for both managing the Fund and for managing the client’s assets (which include the client’s investment in the Fund).

(2)
Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(3)
Pursuant to an operating expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage and tax expenses, dividends and interest expenses on short positions, brokerage commissions and extraordinary expenses) do not exceed 1.45% for Class R shares and 1.10% for Class I shares of the Fund’s average net assets, through August 31, 2012.  The current operating expense limitation agreement can be terminated only by, or with the consent of, the Trust’s Board of Trustees (the “Board of Trustees”).  The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitation on the Fund’s expenses.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through August 31, 2012.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class R Shares
One Year	Three Years	Five Years	Ten Years
$149	$539	$1,034	$2,397

Class I Shares
One Year	Three Years	Five Years	Ten Years
$113	$431	$852	$2,026

Page 5 – “Summary Section – Geneva Advisors Equity Income Fund - Fees and Expenses of the Fund”

Fees and Expenses of the Fund.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class R Shares	Class I Shares
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (1)	1.10%	1.10%
Distribution and/or Service (12b-1) Fees	0.35%	None
Other Expenses(2)	3.86%	4.28%
Acquired Fund Fees and Expenses (2)(3)	0.01%	0.01%
Total Annual Fund Operating Expenses	5.32%	5.39%
Fee Waiver/Expense Reimbursement	(3.86)%	(4.28)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (4)	1.46%	1.11%

(1)
If a separately managed account client of the Fund’s investment adviser, Geneva Investment Management of Chicago, LLC (the “Adviser”) invests in the Fund, the Adviser may be compensated for both managing the Fund and for managing the client’s assets (which include the client’s investment in the Fund).

(2)	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(3)
Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(4)
Pursuant to an operating expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage and tax expenses, dividends and interest expenses on short positions, brokerage commissions and extraordinary expenses) do not exceed 1.45% for Class R shares and 1.10% for Class I shares of the Fund’s average net assets, through April 30, 2013.  The current operating expense limitation agreement can be terminated only by, or with the consent of, the Trust’s Board of Trustees (the “Board of Trustees”).  The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitation on the Fund’s expenses.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through April 30, 2013.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class R Shares
One Year	Three Years
$149	$600

Class I Shares
One Year	Three Years
$113	$508

Page 15 – “Management of the Funds - The Adviser”

The Funds have entered into an Investment Advisory Agreement (“Advisory Agreement”) with Geneva Investment Management of Chicago, LLC, located at 181 West Madison, 35th Floor, Chicago, Illinois 60602, under which the Adviser manages the Funds’ investments subject to the supervision of the Board of Trustees.  The Adviser is an independent, employee-owned investment management firm founded in 2003, and provides investment management services to individuals and institutions.  As of September 30, 2010, the Adviser managed approximately $3.8 billion in assets.  As of the date of this Prospectus, the Adviser did not manage any registered investment companies other than the Funds.  Each Fund compensates the Adviser for its services at the annual rate of 1.10% of its average daily net assets, payable on a monthly basis.

Subject to the general supervision of the Board of Trustees, the Adviser is responsible for managing the Funds in accordance with their investment objectives and policies, making decisions with respect to, and also orders for, all purchases and sales of portfolio securities.  The Adviser also maintains related records for the Funds.

If a separately managed account client of the Adviser invests in the Funds, the Adviser may be compensated for both managing the Funds and for managing the client’s assets (which include the client’s investments in the Funds).  Specifically, because the Adviser bills its separately managed account clients quarterly in advance, the funds that are deployed from a client account during the quarter to be invested in the Funds may be assessed the Adviser’s separately managed account fee, which is separate from the management fees of the Funds.  The separately managed account client will also incur its proportionate share of fees of the Funds as a shareholder of the Funds.  The separately managed account client will be reimbursed for the separately managed account fees it pays to the Adviser with respect to the portion of the client’s assets that are invested in the Funds for the period of time during the quarter when those assets were invested in the Funds.

Fund Expenses
The Funds are responsible for their own operating expenses.  However, pursuant to an operating expense limitation agreement between the Adviser and the Funds, the Adviser has agreed to waive its management fees and/or reimburse expenses of each Fund to ensure that the total amount of each Fund’s operating expenses (exclusive of interest, acquired fund fees and expenses, leverage and tax expenses, dividends and interest expenses on short positions, brokerage commissions and extraordinary expenses) does not exceed 1.45%, for Class R shares, and 1.10%, for Class I shares, of the Fund’s average daily net assets, through August 31, 2012 for the All Cap Growth Fund and through April 30, 2013 for the Equity Income Fund, subject thereafter to annual re-approval of the agreement by the Board of Trustees.  Any waiver in management fees or payment of expenses made by the Adviser may be reimbursed by each Fund in subsequent years if the Adviser so requests.  This reimbursement may be requested if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years.  Any such reimbursement will be reviewed and approved by the Board of Trustees.  A Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of management fees and/or expenses.  In addition, any such reimbursement from a Fund to the Adviser will be subject to the applicable limitation on such Fund’s expenses.  This operating expense limitation agreement effective through August 31, 2012 and April 30, 2013 for the All Cap Growth Fund and Equity Income Fund, respectively, can be terminated only by, or with the consent of, the Board of Trustees.

A discussion regarding the basis of the approval by the Board of Trustees of the Advisory Agreement between the Trust and the Adviser, on behalf of the Funds will be included in the Funds’ annual report to shareholders for the period ended August 31, 2011.

Page 26 – “Distribution of Fund Shares”

Distribution and Shareholder Servicing (12b-1) Plan
The Funds have adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act.  Under the Plan, the Funds are authorized to pay the Distributor a fee for the sale and distribution of the Funds’ Class R shares and services it provides to Class R shareholders.  The maximum amount of the fee authorized is 0.35% of a Fund’s average daily net assets attributable to Class R shares annually.  The fee represents a 0.25% Rule 12b-1 distribution fee and a 0.10% shareholder servicing fee.  Because these fees are paid out of each Fund’s assets attributable to Class R shares on an on-going basis, over time these fees will increase the cost of your investment in Class R shares of the Funds and may cost you more than paying other types of sales charges.  Class I shares of the Funds are not subject to a 12b-1 distribution or shareholder servicing fee.

Please retain this Supplement with your Prospectus for future reference.

Supplement dated July 27, 2011
to the
Statement of Additional Information dated December 29, 2010
for Geneva Advisors All Cap Growth Fund and
Geneva Advisors Equity Income Fund
(each a “Fund” and collectively the “Funds”)
each a series of Trust for Professional Managers (the “Trust”)

On July 21, 2011, the Board of Trustees (the “Board”) of the Trust approved an amendment to the Investment Advisory Agreement between the Trust, on behalf of the Funds, and Geneva Investment Management of Chicago, LLC (the “Adviser”), as investment adviser of the Funds, pursuant to which the Adviser has agreed to reduce each Fund’s management fee from 1.25% to 1.10% effective August 1, 2011.  In addition, the Board approved a 0.10% shareholder servicing fee for Class R shares of each Fund effective August 1, 2011.  The Board also approved an amendment to the operating expense limitation agreement between the Trust, on behalf of the Funds, and the Adviser, pursuant to which the Adviser has agreed to reduce each Fund’s operating expense limit from 1.25% to 1.10%, and from 1.50% to 1.45%, for Class I shares and Class R shares, respectively, effective August 1, 2011.

The following disclosures are hereby revised to reflect the changes to the fees and expenses of the Funds:

Page B-20 – “Management of the Funds – Investment Advisor”

As stated in the Prospectus, investment advisory services are provided to the Funds by Geneva Investment Management of Chicago, LLC, located at 181 West Madison, 35th Floor, Chicago, Illinois 60602, pursuant to an investment advisory agreement (the “Advisory Agreement”).  The Adviser is controlled by 17 principals, none of whom beneficially own, directly or indirectly, 25% or more of the firm.  Subject to such policies as the Board of Trustees may determine, the Adviser is ultimately responsible for investment decisions for the Funds.  Pursuant to the terms of the Advisory Agreement, the Adviser provides the Funds with such investment advice and supervision, as it deems necessary for the proper supervision of the Funds’ investments.

After an initial period of two years, the Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of a Fund’s outstanding voting securities and by a majority of the trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement.  The Advisory Agreement is terminable without penalty by the Trust on behalf of a Fund upon 60 days’ written notice when authorized either by a majority vote of the applicable Fund’s shareholders or by a vote of a majority of the Board of Trustees, or by the Adviser upon 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).  The Advisory Agreement provides that the Adviser, under such agreement, shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Funds a management fee computed daily and paid monthly, based on a rate equal to 1.10% of each Fund’s average daily net assets as specified in the Prospectus.  However, the Adviser may voluntarily agree to waive a portion of the management fees payable to it on a month-to-month basis, including additional fees above and beyond any contractual agreement the Adviser may have to waive management fees and/or reimburse Fund expenses.

Page B-25 – “Distribution and Shareholder Servicing Plan” (paragraphs 1 and 2 only)

As noted in the Prospectus, the Funds have adopted a distribution and shareholder servicing plan pursuant to Rule 12b-1 under the 1940 Act, as amended (the “Distribution Plan”), on behalf of the Funds.

Under the Distribution Plan, each Fund pays a fee to the Distributor for distribution and shareholder services (the “Distribution Fee”) for the Class R shares of the Fund at an annual rate of 0.35% of the Fund’s average daily NAV attributable to Class R shares.  The fee represents a 0.25% Rule 12b-1 distribution fee and a 0.10% shareholder servicing fee.  The Distribution Plan provides that the Distributor may use all or any portion of such Distribution Fee to finance any activity that is principally intended to result in the sale of Class R shares of the Funds, subject to the terms of the Distribution Plan, or to provide certain shareholder services.  Class I shares of the Funds are not subject to a distribution or shareholder servicing fee.

Please retain this Supplement with your SAI for future reference.

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